STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 2,592,815	$ 3,225,917	$ 3,596,895
EXPENSES
Charges for mortality and expense risk, and for administration	419,110	463,851	481,386
NET INVESTMENT INCOME	2,173,705	2,762,066	3,115,509
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(11,424,222)	(13,819)	872,569
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(6,879,088)	0	0
NET GAIN (LOSS) ON INVESTMENTS	(18,303,310)	(13,819)	872,569
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (16,129,605)	$ 2,748,247	$ 3,988,078